STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Income	$ 5,175,675	$ 2,675,037
Adjustment To Reconcile Net Income To Cash Flows From Operating Activities:
Depreciation Expenses	23,353
Amortization Of Intangible Assets	12,519	11,696
Forgiveness Of Related Party Debt	140,000	0
Changes In Operating Assets And Liabilities:
Accounts Receivables	(2,910,665)	(2,489,993)
Accounts Receivables- Related Parties	(3,558,398)	0
Intangible Asset	0	(58,480)
Other Receivables	244,749	(258,282)
Prepaid Expenses	(2,926,541)	(41,141)
Accounts Payable	(910)	7,802
Account Payables-related Parties	51,031	0
Accrued Expenses	(52,178)	220,658
Tax Payables	(177,836)	828,695
Other Payables	250,870	48,524
Right Of Use Assets	560,200	(2,684,330)
Lease Liabilities	(585,253)	2,902,151
Net Cash Flows (used In) /provided By Operating Activities:	(3,753,384)	1,162,337
Cash Flow From Investing Activities:
Office Equipment	(417,112)	0
Net Cash Flows Used In Investing Activities:	(417,112)	0
Cash Flow From Financing Activities:
Proceeds From Issuance Of Common Stock	0	835,500
Note Receivable	(611,210)	(2,957,622)
Related Party Loan	689,031	(1,560,020)
Net Cash Provided By (used In) Financing Activities:	77,821	(3,682,142)
Effect Of Exchange Rate Changes On Cash	68,665	569,280
Change In Cash And Cash Equivalents:	(4,024,010)	(1,950,525)
Cash And Cash Equivalents, Beginning Of Period	4,640,603	6,591,128
Cash And Cash Equivalents, End Of Period	616,593	4,640,603
Non-cash Investing And Financing Transaction
Forgiveness Of Related Party Payable	140,000	0
Supplemental Cash Flow Information:
Cash Paid For Interest	0	0
Cash Paid For Taxes	$ 480,528	$ 1,162,556